                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2009

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2009

                     USAA PRECIOUS METALS AND MINERALS FUND

[LOGO OF USAA]
   USAA(R)

                             [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

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       SEMIANNUAL REPORT
       USAA PRECIOUS METALS AND MINERALS FUND
       FUND SHARES o INSTITUTIONAL SHARES
       NOVEMBER 30, 2009

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FUND OBJECTIVE

LONG-TERM CAPITAL APPRECIATION AND TO PROTECT THE PURCHASING POWER OF
SHAREHOLDERS' CAPITAL AGAINST INFLATION.

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TYPES OF INVESTMENTS

Normally invests at least 80% of the Fund's assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                           11

FINANCIAL INFORMATION

    Portfolio of Investments                                                  19

    Notes to Portfolio of Investments                                         23

    Financial Statements                                                      25

    Notes to Financial Statements                                             28

EXPENSE EXAMPLE                                                               44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"IN MY OPINION, THOSE WHO WERE DIVERSIFIED
WEATHERED THE STORM BETTER THAN THOSE              [PHOTO OF DANIEL S. McNAMARA]
WHO WERE AGGRESSIVELY POSITIONED."

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DECEMBER 2009

As we head into 2010, I wish you a healthy and prosperous new year. I am honored to be the new president of the USAA Investment Management Company, an organization with a rich history of service and accomplishment.

At the time of this writing, the financial markets appear to be back on track --
an excellent time, in my opinion, to take stock of the past year. At the beginning of 2009, stocks seemed priced for extinction. In the fixed income market, credit spreads (or, the difference in bond yields) had widened to record levels as investors fled to the safety of U.S. Treasury securities. The U.S.
economy was in a deep recession. Home prices continued to fall and unemployment steadily increased, leading to a sharp decline in consumer spending.

In March 2009, however, world stock prices reversed course. For example, the S&P
500 Index rose 64% between the market bottom on March 6, 2009, and November 30,
2009. The fixed income market experienced record price appreciation, and the prices of oil and other commodities such as gold and precious metals increased.
The dollar weakened, making U.S. goods and services less expensive to buyers around the world. Meanwhile, the federal government's fiscal stimulus spending, including its "cash for clunkers" program, seemed to help stabilize the economy.
In the third quarter, the U.S. gross domestic product grew at 2.2%.

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2  | USAA PRECIOUS METALS AND MINERALS FUND
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I believe the worst of the crisis appears to be over. Nevertheless, risk remains. And no one knows exactly what will happen next. This makes it an opportune time for all of us to take stock of our investment portfolios.
Looking back at the market decline, many investors were not appropriately positioned relative to their risk tolerance. In my opinion, those who were diversified weathered the storm better than those who were aggressively positioned.

With this in mind, I have undertaken a review of my own investment portfolio.
Like a medical exam helps me to take care of my physical health, a portfolio checkup helps me to monitor my financial health. The process gives me the opportunity to reflect on my goals, re-evaluate my risk tolerance, consider changes in my investment strategy, and reposition my portfolio accordingly. I urge you to do the same. Our trained service representatives are standing ready to assist you -- free of charge.

At USAA Investment Management Company, we stand ready to help you with your investment needs. We continue to offer what we consider an excellent value --
some of the industry's top investment talent, first-class service, and no-load mutual funds. On behalf of all us, thank you for your business and the trust you have placed in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Diversification does not guarantee a profit or prevent a loss. o Mutual fund operating expenses apply and continue throughout the life of the Fund. o Past performance is no guarantee of future results.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MARK JOHNSON]                                   [PHOTO OF DAN DENBOW]

    MARK JOHNSON, CFA                                         DAN DENBOW, CFA
    USAA Investment                                           USAA Investment
    Management Company                                        Management Company

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o   HOW DID THE USAA PRECIOUS METALS AND MINERALS FUND (THE FUND SHARES)
    PERFORM?

    For the six-month period ended November 30, 2009, the Fund Shares had a total return of 22.04%. This compares to returns of 23.43% for the Lipper
    Gold-Oriented Funds Index, 20.50% for the S&P 500 Index, 20.53% for London
    Gold, and 15.03% for the Philadelphia Gold & Silver Index (XAU).

    The Fund's long-term track record is outstanding. Its performance ranks first among 51 and 29 gold-oriented funds tracked by Lipper for the five-
    and ten-year periods ended November 30, 2009, respectively, and fourth among 54 funds for the three-year period. This ranking is based on total return amongst all funds within the Fund's universe.

o   WHAT IS YOUR CURRENT VIEW ON GOLD PRICES?

    When we last reported to shareholders at the end of May, we were bullish on gold prices over any time horizon, with the caveat that gold is a highly volatile asset class. Gold began the period priced at

    Refer to pages 13 and 16 for benchmark definitions.

    Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

    Past performance is no guarantee of future results.

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4  | USAA PRECIOUS METALS AND MINERALS FUND
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    $979.15 per ounce, hit a period low of $909.50 per ounce on July 8, 2009, then traded in a range through August 31, 2009, before spiking to end the six months at $1,179.60 per ounce. The net effect of these moves was a
    20.47% increase in the gold price.

    Gold during the six-month period traded against the U.S. dollar, with gold moving up sharply as investors grew increasingly concerned about the impact of so much government spending and borrowing on the dollar. There have been some worrying speculative signs within the gold market, however. We believe speculative interest is up, with many new investors entering the market who don't necessarily understand how the market works. As a result, we are more cautious over the short term than we were six months ago.

o   WHY HAS GOLD BEEN TRADING IN REVERSE LOCKSTEP TO THE U.S. DOLLAR?

    Gold and the dollar tend to trade in opposite directions because they are polar extremes. Gold is the supreme hard currency while the dollar is the supreme paper currency. This relationship is important today because people are worried about inflation, which is more paper money chasing fewer goods.
    Inflation erodes the value of the paper currency versus the hard currency.

o   IS THERE ANY EVIDENCE OF INFLATION TODAY?

    Very little. In fact, what the Federal Reserve Board (the Fed) and U.S.
    Treasury are fighting is the potential for deflation in light of too much capacity and not enough spending. There are three reasons why we expect inflation coming out of the recession. First, the Fed wants to avoid a double dip recession, so they will be slow to remove the stimulus, allowing inflation to get established. Second, of the four options for addressing the structural U.S. budget deficit -- tax increases, spending cuts, reneging on entitlements, and inflation -- we believe that inflation is the most politically attractive option. Third, it may actually be in the country's best interest to allow some inflation as it

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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    transfers some of the costs to foreign creditors. Given these views, we are still quite bearish on the dollar -- and bullish on gold -- over the medium- to long-term period.

o   DID YOU MAKE ANY MAJOR CHANGES IN ALLOCATION AMONG PRECIOUS METALS AND
    MINERALS DURING THE REPORTING PERIOD?

    Related to our concerns about speculation, the biggest change was that we allowed cash equivalents to build, from 4.6% of net assets at the beginning of the period to 6.3% at the end of the reporting period. Gold exposure held steady at about 79.6% of net assets, silver rose slightly to 7.1%, and platinum was slightly reduced to 6.9%. We continued to have zero exposure to base metals.

    Our exposure to these precious metals is through mining companies.
    Holdings that had a particularly positive impact on performance during the period were Silver Wheaton Corp., which made a shrewd acquisition that solidifies its growth profile for the next several years; IAMGOLD Corp., which increased production estimates at a mine under construction and had good exploration results, and; Red Back Mining, Inc., which reduced operating costs and had strong exploration results.

o   WHAT'S YOUR MESSAGE TO SHAREHOLDERS IN THESE EXTRAORDINARY TIMES?

    Investors must understand that gold and other precious metals and minerals are extremely volatile investments. The Fund is an excellent way to attempt to capture the benefits of the asset class through active management within a diversified portfolio. In fact, diversification is its major benefit because the Fund's returns tend to be uncorrelated over time with other
    USAA funds. Thank you for your investment in the Fund. We will continue to work hard to keep your trust.

    Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability o Diversification does not guarantee a profit or prevent a loss.

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6  | USAA PRECIOUS METALS AND MINERALS FUND
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FUND RECOGNITION

USAA PRECIOUS METALS AND MINERALS FUND SHARES

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                         OVERALL MORNINGSTAR RATING(TM)
                   out of 61 specialty - precious metals funds
                     for the period ended November 30, 2009:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                      * * *
                                 out of 61 funds

                                     5-YEAR
                                     * * * *
                                 out of 60 funds

                                     10-YEAR
                                     * * * *
                                 out of 35 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  7
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                             TOP FUNDS OVER 5 YEARS

The American Association of Individual Investors included the USAA Precious
Metals & Minerals Fund among "The Top Funds Over 5 Years: Surviving the Claws of a Bear Market." The Fund was among five USAA funds recognized in the AAII
Journal April 2009 issue for beating their peer groups based on five-year annualized total returns over a five-year period ended December 31, 2008.

The American Association of Individual Investors (AAII) is an independent nonprofit association whose purpose is to help its members become effective managers of their own assets through programs of education, information, and research. In its 28th Edition, 2009, of The Individual Investor's Guide to the
Top Mutual Funds, AAII ranked mutual funds during the period 2004-2008. To be rated a top fund, no-load and low-load mutual funds open to new investors must have beaten their peer group benchmarks on a five-year annualized total return basis. Past performance is no guarantee of future results. Go to www.AAII.com for more information.

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8  | USAA PRECIOUS METALS AND MINERALS FUND
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[LOGO OF LIPPER [LOGO OF LIPPER [LOGO OF LIPPER [LOGO OF LIPPER [LOGO OF LIPPER
  FUND AWARDS]    FUND AWARDS]    FUND AWARDS]    FUND AWARDS]    FUND AWARDS]
    US 2009         US 2008         US 2007         US 2006         USA 2005

FOR THE FIFTH YEAR IN A ROW, LIPPER INC. HAS RECOGNIZED THE USAA PRECIOUS METALS
AND MINERALS FUND AS BEST IN ITS CATEGORY FOR CONSISTENT RETURN:

                          LIPPER FUND AWARDS 2005-2009

Lipper named the Fund "Best Fund Over 10 Years" for Consistent Return in the
Gold Oriented Funds category for the 10-year periods ended December 31, 2008,
2007, 2006, 2005, and 2004. The Precious Metals and Minerals Fund was chosen among 28 Gold Oriented Funds for the 10-year period ended December 31, 2008, among 24 Gold Oriented Funds for the 10-year period ended December 31, 2007, among 23 Gold Oriented Funds for the 10-year period ended December 31, 2006, among 21 Gold Oriented funds for the 10-year period ended 2005, and among 19
Gold Oriented Funds for the 10-year period ended 2004.

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For the three- and five-year periods ended December 31, 2008, the Fund was ranked 3 of 52 and 1 of 48 Gold Oriented funds, respectively. For the three- and five-year periods ended December 31, 2007, the Fund was ranked 6 of 50 and 2 of
44 Gold Oriented funds, respectively. For the three- and five-year periods ended
December 31, 2006, the Fund was ranked 3 of 49 and 4 of 38 Gold Oriented funds, respectively. For the three- and five-year periods ended December 31, 2005, the
Fund was ranked 2 of 46 and 1 of 34 Gold Oriented funds, respectively. For the three- and five-year periods ended December 31, 2004, the Fund was ranked 8 of
39 and 2 of 30 Gold Oriented funds, respectively. The Lipper Fund Awards program highlights funds that have excelled in delivering consistently strong risk-adjusted performance, relative to peers. The Lipper Fund Awards are awarded to funds in 21 countries in Asia, Europe, and the Americas. Lipper designates award-winning funds in most individual classifications for the three-, five-, and 10-year periods. In addition, the Lipper Fund Awards program spotlights fund families with high average scores for all funds within a particular asset class or overall. Past performance is no guarantee of future results.

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                                                           FUND RECOGNITION |  9
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                             LIPPER LEADER (OVERALL)

                                       [5]

                                  TOTAL RETURN

The Precious Metals and Minerals Fund Shares are listed as a Lipper Leader for
Total Return among 54 funds within the Lipper Gold Oriented Funds category for the overall period ended November 30, 2009. The Fund received a Lipper Leader rating for Total Return among 54, 51, and 29 funds for the three-, five-, and
10-year periods, respectively. Lipper ratings for Total Return reflect funds'
historical total return performance relative to peers as of November 30, 2009.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return and Consistent Return metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20%
are scored 1. Lipper ratings are not intended to predict future results, and
Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All
Rights Reserved.

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10  | USAA PRECIOUS METALS AND MINERALS FUND
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INVESTMENT OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND SHARES (Ticker Symbol: USAGX)

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                                         11/30/09                    5/31/09
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Net Assets                           $1,596.9 Million           $1,261.0 Million
Net Asset Value Per Share                 $35.99                      $29.49

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/09
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    5/31/09 to 11/30/09*           1 Year          5 Years          10 Years
          22.04%                   121.11%          25.04%            25.27%

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                                 EXPENSE RATIO**
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                                      1.31%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, INCLUDING
ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID
INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2009, AND IS
CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER
FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             USAA PRECIOUS METALS                        PHILADELPHIA
                 AND MINERALS         LIPPER GOLD       GOLD & SILVER
                 FUND SHARES          FUNDS INDEX        INDEX (XAU)        LONDON GOLD     S&P 500 INDEX

11/30/99          $10,000.00          $10,000.00         $10,000.00         $10,000.00       $10,000.00
12/31/99           10,257.29           10,162.86          10,138.72           9,962.24        10,588.96
01/31/00            9,228.13            9,157.85           8,946.91           9,723.70        10,056.95
02/29/00            9,296.74            9,143.76           8,979.48          10,078.94         9,866.57
03/31/00            8,782.16            8,635.63           8,497.99           9,498.88        10,831.81
04/30/00            8,250.43            8,172.60           8,234.78           9,440.54        10,505.92
05/31/00            8,353.34            8,278.30           8,498.95           9,344.43        10,290.38
06/30/00            8,987.99            8,741.21           8,731.98           9,890.17        10,544.06
07/31/00            8,336.19            8,134.60           7,680.74           9,498.88        10,379.26
08/31/00            8,936.54            8,671.62           7,959.89           9,507.47        11,023.92
09/30/00            8,284.73            8,083.45           7,593.56           9,392.48        10,441.93
10/31/00            7,495.71            7,364.82           6,673.30           9,078.43        10,397.78
11/30/00            7,941.68            7,684.26           7,191.93           9,236.31         9,578.03
12/31/00            8,721.09            8,400.27           7,855.10           9,419.94         9,624.90
01/31/01            8,600.44            8,389.48           7,465.47           9,078.43         9,966.39
02/28/01            8,979.62            8,733.81           8,069.13           9,153.94         9,057.63
03/31/01            8,238.50            7,936.72           7,312.32           8,845.03         8,483.83
04/30/01            9,582.85            9,111.90           8,474.42           9,032.09         9,143.11
05/31/01           10,065.44            9,531.55           8,799.84           9,181.40         9,204.37
06/30/01           10,410.15            9,594.32           8,204.15           9,287.80         8,980.35
07/31/01            9,824.15            9,083.75           8,174.87           9,126.48         8,891.94
08/31/01           10,479.09            9,600.49           8,750.95           9,370.17         8,335.29
09/30/01           10,944.45            9,914.29           8,943.24          10,060.07         7,662.20
10/31/01           10,720.39            9,707.22           8,440.96           9,567.53         7,808.31
11/30/01           10,806.56            9,710.40           8,156.65           9,455.98         8,407.25
12/31/01           11,421.86           10,184.60           8,448.61           9,490.30         8,480.90
01/31/02           12,932.04           11,336.81           9,519.63           9,689.38         8,357.14
02/28/02           14,390.15           12,481.80          10,150.02          10,188.78         8,195.97
03/31/02           15,865.62           13,688.56          11,048.81          10,344.95         8,504.22
04/30/02           16,820.34           14,510.20          11,527.30          10,578.34         7,988.62
05/31/02           20,326.74           17,199.73          13,163.50          11,209.89         7,929.77
06/30/02           17,566.75           15,095.88          11,171.07          10,931.87         7,364.94
07/31/02           14,581.10           12,514.32           9,464.02          10,456.50         6,790.96
08/31/02           17,150.15           14,533.21          10,940.73          10,736.23         6,835.39
09/30/02           17,184.86           14,650.92          10,986.21          11,110.35         6,092.52
10/31/02           15,778.83           13,430.11           9,993.76          10,876.95         6,628.76
11/30/02           15,848.26           13,452.93           9,984.30          10,950.75         7,018.93
12/31/02           19,144.11           16,370.40          12,111.02          11,916.94         6,606.58
01/31/03           19,666.88           16,528.27          12,148.89          12,613.69         6,433.51
02/28/03           18,134.63           15,524.02          11,431.85          11,925.52         6,336.98
03/31/03           17,143.17           14,381.11          10,635.88          11,493.05         6,398.51
04/30/03           17,197.25           14,339.30          10,382.68          11,558.26         6,925.56
05/31/03           19,288.32           15,980.90          11,695.69          12,404.32         7,290.45
06/30/03           20,063.46           16,455.09          12,525.91          11,875.75         7,383.45
07/31/03           21,523.61           17,369.64          12,922.47          12,176.08         7,513.63
08/31/03           24,840.48           19,858.50          14,547.74          12,891.71         7,660.16
09/30/03           26,030.22           20,565.77          14,575.54          13,317.32         7,578.82
10/31/03           29,689.60           23,014.39          15,694.00          13,257.25         8,007.55
11/30/03           33,763.58           24,951.88          17,560.28          13,672.56         8,078.00
12/31/03           32,818.43           25,269.67          17,434.44          14,286.94         8,501.65
01/31/04           29,489.30           22,905.45          15,323.83          13,720.61         8,657.70
02/29/04           29,886.52           23,350.94          16,030.53          13,586.75         8,778.03
03/31/04           31,910.48           24,747.97          16,871.54          14,542.65         8,645.61
04/30/04           25,384.63           19,590.58          13,180.72          13,334.48         8,509.88
05/31/04           27,465.34           21,065.87          14,467.45          13,497.51         8,626.66
06/30/04           26,614.14           20,415.12          13,901.05          13,585.04         8,794.41
07/31/04           25,706.19           20,045.67          14,019.00          13,434.01         8,503.34
08/31/04           27,295.10           21,355.81          15,305.15          13,978.03         8,537.74
09/30/04           29,205.56           23,341.49          16,472.44          14,266.35         8,630.21
10/31/04           29,867.61           23,803.84          16,719.94          14,606.14         8,762.05
11/30/04           31,134.95           25,090.33          17,281.56          15,562.04         9,116.58
12/31/04           29,290.03           23,713.00          16,093.09          10,000.00         9,426.80
01/31/05           27,685.10           22,471.17          14,815.40          10,000.00         9,197.02
02/28/05           29,576.63           24,220.38          16,065.49          10,315.05         9,390.57
03/31/05           28,239.18           22,948.63          15,247.84          10,126.73         9,224.28
04/30/05           25,602.51           20,759.89          13,594.97          10,320.98         9,049.34
05/31/05           25,984.63           21,052.55          14,066.01           9,817.60         9,337.27
06/30/05           28,640.42           22,814.03          15,165.52          10,354.14         9,350.52
07/31/05           28,372.93           22,821.60          14,808.60          10,162.26         9,698.26
08/31/05           30,111.60           23,878.75          15,651.15          10,262.94         9,609.77
09/30/05           34,678.02           27,679.15          18,481.72          11,210.47         9,687.60
10/31/05           32,347.05           25,885.88          17,421.21          11,151.25         9,526.10
11/30/05           35,824.40           28,516.93          18,790.72          11,741.09         9,886.40
12/31/05           40,787.16           31,639.58          21,009.78          12,152.08         9,889.79
01/31/06           47,392.45           37,587.76          25,315.12          13,472.70        10,151.70
02/28/06           45,139.33           35,120.77          21,901.38          13,170.67        10,179.25
03/31/06           50,261.80           38,596.55          23,292.29          13,786.57        10,305.96
04/30/06           56,520.45           43,260.93          26,016.76          15,255.24        10,444.34
05/31/06           51,552.04           39,525.54          23,483.36          15,468.44        10,143.74
06/30/06           52,071.99           39,289.95          23,679.16          14,532.75        10,157.49
07/31/06           52,187.54           39,308.31          23,407.84          14,982.83        10,220.15
08/31/06           54,825.80           40,634.92          24,243.39          14,769.63        10,463.32
09/30/06           49,587.79           36,963.15          21,255.87          14,195.19        10,732.96
10/31/06           53,439.27           39,721.46          22,740.15          14,301.79        11,082.70
11/30/06           59,659.41           43,627.95          24,741.88          15,319.20        11,293.45
12/31/06           58,404.89           42,691.80          23,640.96          14,970.98        11,451.87
01/31/07           58,888.44           42,423.27          23,264.81          15,409.21        11,625.06
02/28/07           60,086.81           43,254.70          23,242.08          15,733.74        11,397.69
03/31/07           60,276.03           43,672.17          22,827.67          15,675.71        11,525.17
04/30/07           60,297.05           44,476.59          22,856.64          16,036.95        12,035.68
05/31/07           60,675.49           44,702.82          23,329.32          15,612.93        12,455.67
06/30/07           59,687.35           44,097.84          22,702.78          15,409.21        12,248.74
07/31/07           60,717.53           45,220.30          24,854.26          15,764.54        11,868.97
08/31/07           58,446.93           42,634.29          23,547.70          15,918.51        12,046.89
09/30/07           70,703.97           51,629.32          28,237.55          17,600.38        12,497.43
10/31/07           80,669.38           58,067.85          31,496.36          18,701.88        12,696.22
11/30/07           72,238.73           52,407.76          28,667.04          18,559.75        12,165.43
12/31/07           74,569.94           53,147.89          29,053.62          19,750.09        12,081.04
01/31/08           81,150.99           56,804.71          31,257.25          21,870.19        11,356.39
02/29/08           88,213.58           61,667.86          32,987.99          23,013.15        10,987.47
03/31/08           80,921.68           56,134.14          29,677.32          22,112.99        10,940.03
04/30/08           75,739.39           53,000.59          28,778.15          20,632.48        11,472.84
05/31/08           81,449.08           56,577.56          30,531.09          20,981.88        11,621.45
06/30/08           84,452.98           57,575.42          32,866.41          22,036.01        10,641.72
07/31/08           75,211.99           50,679.71          28,445.88          21,745.82        10,552.26
08/31/08           66,635.99           44,807.02          25,166.07          19,732.32        10,704.90
09/30/08           58,816.69           39,279.53          22,142.11          20,952.27         9,751.01
10/31/08           34,854.34           24,335.80          13,711.06          17,310.20         8,113.35
11/30/08           43,040.52           28,632.88          17,215.58          19,294.09         7,531.18
12/31/08           56,243.88           35,827.11          20,997.55          20,602.87         7,611.31
01/31/09           55,662.14           35,907.72          21,026.30          21,781.36         6,969.78
02/28/09           56,005.89           35,804.91          20,203.16          22,551.23         6,227.66
03/31/09           63,542.10           40,151.82          22,830.08          21,710.29         6,773.17
04/30/09           59,152.59           37,837.96          20,376.53          20,922.66         7,421.42
05/31/09           77,979.88           49,151.41          27,217.99          23,107.90         7,836.53
06/30/09           67,746.50           43,634.23          23,635.37          22,136.68         7,852.07
07/31/09           72,823.53           46,649.09          25,269.07          22,243.28         8,445.98
08/31/09           73,352.38           47,065.36          25,016.22          22,634.13         8,750.92
09/30/09           82,686.70           52,909.74          28,160.21          23,587.59         9,077.46
10/31/09           79,830.87           51,190.38          26,668.68          24,635.79         8,908.83
11/30/09           95,167.71           60,668.39          31,311.22          27,851.47         9,443.21

                                   [END CHART]

        Data from 11/30/99 to 11/30/09.

        See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

The graph on page 12 illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund Shares to the following benchmarks:

o   The unmanaged Lipper Gold Funds Index tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

o   The Philadelphia Gold & Silver Index, typically referred to as the XAU, is an unmanaged capitalization-weighted index composed of 16 companies in the gold and silver mining industry.

o   London Gold represents the performance of gold bullion by tracking the price of gold set in London.

o   The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA PRECIOUS METALS AND MINERALS FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                       11/30/09                      5/31/09
--------------------------------------------------------------------------------
Net Assets                          $16.8 Million                  $10.0 Million
Net Asset Value Per Share               $36.11                        $29.54

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/09
--------------------------------------------------------------------------------
    5/31/09 to 11/30/09**          1 Year            Since Inception 8/01/08
           22.24%                  121.85%                   21.58%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
   Before Reimbursement 0.90%                       After Reimbursement 0.90%

*The USAA Precious Metals and Minerals Fund Institutional Shares (Institutional
Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE
NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL
OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA
INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE
RATIOS ARE REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED OCTOBER 1,
2009. FOR THE FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO LIMIT THE
INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.94%, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES, AND TO REIMBURSE THE INSTITUTIONAL SHARES FOR EXPENSES IN EXCESS
OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF
THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN
0.94%, THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THESE
EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL
HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             USAA PRECIOUS METALS
               AND MINERALS FUND                      LIPPER GOLD     PHILADELPHIA GOLD &
             INSTITUTIONAL SHARES     LONDON GOLD     FUNDS INDEX      SILVER INDEX (XAU)     S&P 500 INDEX

07/31/08          $10,000.00          $10,000.00      $10,000.00          $10,000.00           $10,000.00
08/31/08            9,184.58            9,074.07        8,841.22            8,847.00            10,144.65
09/30/08            8,106.83            9,635.08        7,750.54            7,783.94             9,240.68
10/31/08            4,804.05            7,960.24        4,801.88            4,820.05             7,688.73
11/30/08            5,932.36            8,872.55        5,649.77            6,052.05             7,137.03
12/31/08            7,755.86            9,474.40        7,069.32            7,381.58             7,212.97
01/31/09            7,675.68           10,016.34        7,085.23            7,391.68             6,605.01
02/28/09            7,726.70           10,370.37        7,064.94            7,102.32             5,901.73
03/31/09            8,769.08            9,983.66        7,922.66            8,025.79             6,418.69
04/30/09            8,167.71            9,621.46        7,466.10            7,163.26             7,033.02
05/31/09           10,766.36           10,626.36        9,698.44            9,568.34             7,426.40
06/30/09            9,359.51           10,179.74        8,609.80            8,308.89             7,441.13
07/31/09           10,062.93           10,228.76        9,204.69            8,883.21             8,003.96
08/31/09           10,135.83           10,408.50        9,286.83            8,794.32             8,292.93
09/30/09           11,429.69           10,846.95       10,440.02            9,899.58             8,602.38
10/31/09           11,036.06           11,328.98       10,100.77            9,375.23             8,442.58
11/30/09           13,160.90           12,807.73       11,970.94           11,007.29             8,948.99

                                   [END CHART]

                   *Data from 7/31/08 to 11/30/09.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of London Gold, the S&P 500 Index, the Philadelphia Gold &
Silver Index, and the Lipper Gold Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August
1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

The graph on page 15 illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund Institutional Shares to
the following benchmarks:

o   London Gold represents the performance of gold bullion by tracking the price of gold set in London.

o   The unmanaged Lipper Gold Funds Index tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

o   The Philadelphia Gold & Silver Index, typically referred to as the XAU, is an unmanaged capitalization-weighted index composed of 16 companies in the gold and silver mining industry.

o   The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

================================================================================

16  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 11/30/09
                                (% of Net Assets)

    Randgold Resources Ltd. ADR ....................................... 5.0%
    Silver Wheaton Corp. .............................................. 4.9%
    AngloGold Ashanti Ltd. ADR ........................................ 4.6%
    Agnico-Eagle Mines Ltd. ........................................... 4.5%
    Red Back Mining, Inc. ............................................. 4.4%
    Newcrest Mining Ltd. .............................................. 4.4%
    Eldorado Gold Corp. ............................................... 4.0%
    Royal Gold, Inc. .................................................. 4.0%
    Impala Platinum Holdings Ltd. ..................................... 3.9%
    Compania de Minas Buenaventura S.A. ADR ........................... 3.6%

You will find a complete list of securities that the Fund owns on pages 19-22.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                       o ASSET ALLOCATION -- 11/30/2009 o

                         [PIE CHART OF ASSET ALLOCATION]

GOLD                                                                       79.6%
SILVER                                                                      7.1%
PLATINUM GROUP METALS                                                       6.9%
MONEY MARKET INSTRUMENTS*                                                   6.3%

                                   [END CHART]

* Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

18  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2009 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             EQUITY SECURITIES (93.6%)

             COMMON STOCKS (93.3%)
             ---------------------
             GOLD (79.3%)

             AFRICAN GOLD COMPANIES (7.4%)
  1,700,000  AngloGold Ashanti Ltd. ADR                                                  $   74,868
  3,000,000  Gold Fields Ltd. ADR                                                            44,340
                                                                                         ----------
                                                                                            119,208
                                                                                         ----------
             AUSTRALIAN GOLD COMPANIES (10.3%)
    600,000  Australian Solomons Gold Ltd., acquired 8/23/2006; cost $707(a)                    168
  1,300,000  Kingsgate Consolidated Ltd.                                                     11,597
 13,000,000  Lihir Gold Ltd.                                                                 42,864
  2,100,000  Newcrest Mining Ltd.                                                            70,762
  5,700,000  Sino Gold Ltd.*(b)                                                              40,677
                                                                                         ----------
                                                                                            166,068
                                                                                         ----------
             EUROPEAN GOLD COMPANIES (5.0%)
    950,000  Randgold Resources Ltd. ADR                                                     80,503
                                                                                         ----------
             NORTH AMERICAN GOLD COMPANIES (53.0%)
    800,000  Agnico-Eagle Mines Ltd.                                                         50,128
    300,000  Agnico-Eagle Mines Ltd.*                                                        18,798
  2,600,000  Allied Nevada Gold Corp.*                                                       33,800
    750,000  American Bonanza Gold Corp., acquired 10/07/2003; cost $632*(a)                    128
  5,700,000  Aurizon Mines Ltd.*                                                             27,868
  2,400,000  Axmin, Inc., acquired 12/06/2006-06/03/2008; cost $1,806*(a)                       273
    930,000  Barrick Gold Corp.(c)                                                           39,702
 13,000,000  Centamin Egypt Ltd.*(c)                                                         28,454
  1,125,000  Centerra Gold, Inc.*                                                            13,857
  4,900,000  Eldorado Gold Corp.*(c)                                                         64,876
  4,700,000  Gammon Gold, Inc.*                                                              54,285
  1,300,000  Goldcorp, Inc.                                                                  54,600
  7,400,000  Great Basin Gold Ltd.*(c)                                                       11,322
  5,000,000  Great Basin Gold Ltd.*                                                           7,580
  2,949,900  IAMGOLD Corp.                                                                   55,900
    900,000  Jinshan Gold Mines, Inc., acquired 12/07/2005; cost $470*(a)                     2,548
  2,000,000  Kinross Gold Corp.                                                              40,040
    200,000  Metallic Ventures Gold, Inc., acquired 12/10/2002; cost $385*(a)                   208

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

  2,600,000  Minefinders Corp. Ltd.*(c)                                                  $   27,898
  1,872,100  Nautilus Minerals, Inc., acquired 2/02/2007-3/11/2009; cost $3,817*(a)           2,732
  4,900,000  New Gold, Inc.*                                                                 17,178
    650,000  Newmont Mining Corp.                                                            34,866
    375,000  Northern Star Mining Corp., acquired 5/05/2006; cost $373*(a)                      188
  6,024,397  Northgate Minerals Corp.*(c)                                                    19,222
  4,000,000  Osisko Mining Corp.*                                                            29,107
  4,900,000  Red Back Mining, Inc.*                                                          71,035
  1,200,000  Royal Gold, Inc.                                                                64,584
  6,800,000  San Gold Corp.*                                                                 24,355
  2,000,000  Semafo, Inc., acquired 10/31/2006; cost $3,134*(a)                               8,414
  1,100,000  Semafo, Inc.*                                                                    4,628
  3,500,000  Yamana Gold, Inc.                                                               46,655
                                                                                         ----------
                                                                                            855,229
                                                                                         ----------
             SOUTH AMERICAN GOLD COMPANIES (3.6%)
  1,460,000  Compania de Minas Buenaventura S.A. ADR                                         58,619
                                                                                         ----------
             Total Gold (cost: $650,914)                                                  1,279,627
                                                                                         ----------
             PLATINUM GROUP METALS (6.9%)
  2,700,000  Impala Platinum Holdings Ltd.                                                   62,623
  1,700,000  Lonmin plc*                                                                     49,641
                                                                                         ----------
             Total Platinum Group Metals (cost: $67,051)                                    112,264
                                                                                         ----------
             SILVER (7.1%)
    915,300  Aquiline Resources, Inc.*                                                        6,071
  1,170,822  Pan American Silver Corp.*                                                      29,552
  4,900,000  Silver Wheaton Corp.*                                                           78,743
                                                                                         ----------
             Total Silver (cost: $84,291)                                                   114,366
                                                                                         ----------
             Total Common Stocks (cost: $802,256)                                         1,506,257
                                                                                         ----------
             WARRANTS (0.3%)
             ---------------
             GOLD (0.3%)

             NORTH AMERICAN GOLD COMPANIES (0.3%)
    150,000  Agnico-Eagle Mines Ltd.*                                                         4,050
    200,000  Axmin, Inc., acquired 6/12/2008; cost $0*(a),(b)                                     -
    930,000  Gold Wheaton Gold Corp., acquired 6/19/2008; cost $128*(a)                          71
  2,500,000  Great Basin Gold Ltd.*                                                             782
     85,250  New Gold, Inc., acquired 1/19/2007; cost $0*(a),(b)                                  -
    930,000  New Gold, Inc.*                                                                     26
                                                                                         ----------
             Total Gold (cost: $363)                                                          4,929
                                                                                         ----------

================================================================================

20  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             SILVER (0.0%)
    150,000  Mines Management, Inc.* (cost $0)                                           $       36
                                                                                         ----------
             Total Warrants (cost: $363)                                                      4,965
                                                                                         ----------
             Total Equity Securities (cost: $802,619)                                     1,511,222
                                                                                         ----------
             MONEY MARKET INSTRUMENTS (6.3%)

             MONEY MARKET FUNDS (6.3%)
101,089,138  State Street Institutional Liquid Reserve Fund, 0.19%(d)                       101,089
                                                                                         ----------
             Total Money Market Instruments (cost: $101,089)                                101,089
                                                                                         ----------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------

             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (3.0%)

             REPURCHASE AGREEMENTS (1.6%)
    $15,000  Credit Suisse First Boston LLC, 0.16%, acquired on
                11/30/2009 and due 12/01/2009 at $15,000 (collateralized by
                $15,310 of Fannie Mae(e), 0.10%(f), due 5/12/2010; market
                value $15,302)                                                               15,000
     10,300  Deutsche Bank Securities, Inc., 0.16%, acquired on 11/30/2009 and due 12/01/2009 at $10,300 (collateralized by $21,415 of
                U.S. Treasury, 4.34%(f), due 5/26/2026; market value $10,506)                10,300
                                                                                         ----------
             Total Repurchase Agreements                                                     25,300
                                                                                         ----------

---------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------

             MONEY MARKET FUNDS (1.4%)
 22,932,363  BlackRock Liquidity Funds TempFund, 0.15%(d)                                    22,932
                                                                                         ----------
             Total Short-term Investments Purchased With
                Cash Collateral From Securities Loaned (cost: $48,232)                       48,232
                                                                                         ----------

             TOTAL INVESTMENTS (COST: $951,940)                                          $1,660,543
                                                                                         ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------

                                          (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
                               FOR IDENTICAL ASSETS              INPUTS          INPUTS        TOTAL
----------------------------------------------------------------------------------------------------

Equity Securities:
  Common Stocks                          $1,465,580             $40,677              $-   $1,506,257
  Warrants                                    4,965                   -               -        4,965

Money Market Instruments:
  Money Market Funds                        101,089                   -               -      101,089

Short-Term Investments
  Purchased with Cash
  Collateral from Securities
  Loaned:
  Repurchase Agreements                           -              25,300               -       25,300
  Money Market Funds                         22,932                   -               -       22,932
----------------------------------------------------------------------------------------------------
Total                                    $1,594,566             $65,977              $-   $1,660,543
----------------------------------------------------------------------------------------------------

================================================================================

22  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
    100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 85.4% of net assets at
    November 30, 2009.

o   CATEGORIES AND DEFINITIONS

    WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
        dollars.

o   SPECIFIC NOTES

    (a) Security deemed illiquid by USAA Investment Management Company (the
        Manager), under liquidity guidelines approved by the Board of Trustees.
        The aggregate market value of these securities at November 30, 2009, was $14,730,000, which represented 0.9% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

    (b) Security was fair valued at November 30, 2009, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (c) The security or a portion thereof was out on loan as of November 30,
        2009.

    (d) Rate represents the money market fund annualized seven-day yield at
        November 30, 2009.

    (e) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the
        U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

    (f) Zero-coupon security. Rate represents the effective yield at the date of purchase.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

24  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
    Investments in securities, at market value (including
        securities on loan of $35,693) (cost of $951,940)                     $1,660,543
    Cash                                                                               1
    Cash denominated in foreign currencies (identified cost of $5,699)             6,026
    Receivables:
        Capital shares sold:
            Affiliated transactions (Note 8)                                          33
            Nonaffiliated transactions                                             3,376
        Dividends and interest                                                       369
        Securities sold                                                              931
        Other                                                                         55
                                                                              ----------
            Total assets                                                       1,671,334
                                                                              ----------
LIABILITIES
    Payables:
        Upon return of securities loaned                                          48,233
        Securities purchased                                                       6,350
        Capital shares redeemed                                                    1,820
    Unrealized depreciation on foreign currency contracts held, at value              11
    Accrued management fees                                                          992
    Accrued transfer agent's fees                                                    113
    Other accrued expenses and payables                                              118
                                                                              ----------
            Total liabilities                                                     57,637
                                                                              ----------
                Net assets applicable to capital shares outstanding           $1,613,697
                                                                              ==========
NET ASSETS CONSIST OF:
    Paid-in capital                                                           $  933,323
    Overdistribution of net investment income                                    (40,817)
    Accumulated net realized gain on investments                                  12,255
    Net unrealized appreciation of investments                                   708,603
    Net unrealized appreciation of foreign currency translations                     333
                                                                              ----------
                Net assets applicable to capital shares outstanding           $1,613,697
                                                                              ==========
    Net asset value, redemption price, and offering price per share:
        Fund Shares (net assets of $1,596,884/44,372 shares outstanding)      $    35.99
                                                                              ==========
        Institutional Shares (net assets of $16,813/466 shares outstanding)   $    36.11
                                                                              ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends (net of foreign taxes withheld of $125)                   $  2,512
    Interest                                                                  95
    Securities lending (net)                                                 182
                                                                        --------
            Total income                                                   2,789
                                                                        --------
EXPENSES
    Management fees                                                        5,140
    Administration and servicing fees:
        Fund Shares                                                          972
        Institutional Shares                                                   3
    Transfer agent's fees:
        Fund Shares                                                        1,487
        Institutional Shares                                                   3
    Custody and accounting fees:
        Fund Shares                                                          149
        Institutional Shares                                                   1
    Postage:
        Fund Shares                                                           67
    Shareholder reporting fees:
        Fund Shares                                                           29
    Trustees' fees                                                             5
    Registration fees:
        Fund Shares                                                           35
    Professional fees                                                         64
    Other                                                                     13
                                                                        --------
            Net expenses                                                   7,968
                                                                        --------
NET INVESTMENT LOSS                                                       (5,179)
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY
    Net realized gain on:
        Investments                                                       30,191
        Foreign currency transactions                                        438
    Change in net unrealized appreciation/depreciation of:
        Investments                                                      264,217
        Foreign currency translations                                         13
                                                                        --------
            Net realized and unrealized gain                             294,859
                                                                        --------
    Increase in net assets resulting from operations                    $289,680
                                                                        ========

See accompanying notes to financial statements.

================================================================================

26  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2009 (unaudited), and year ended
May 31, 2009

--------------------------------------------------------------------------------

                                                                    11/30/2009    5/31/2009
-------------------------------------------------------------------------------------------

FROM OPERATIONS
    Net investment loss                                             $   (5,179)  $   (2,885)
    Net realized gain on investments                                    30,191       30,051
    Net realized gain (loss) on foreign currency transactions              438         (328)
    Change in net unrealized appreciation/depreciation of:
        Investments                                                    264,217      (62,413)
        Foreign currency translations                                       13          259
                                                                    -----------------------
        Increase (decrease) in net assets resulting from
            operations                                                 289,680      (35,316)
                                                                    -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
        Fund Shares                                                          -         (515)
        Institutional Shares*                                                -           (3)
                                                                    -----------------------
            Total distributions of net investment income                     -         (518)
                                                                    -----------------------
    Net realized gains:
        Fund Shares                                                          -      (93,518)
        Institutional Shares*                                                -         (573)
                                                                    -----------------------
            Total distributions of net realized gains                        -      (94,091)
                                                                    -----------------------
        Distributions to shareholders                                        -      (94,609)
                                                                    -----------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
    Fund Shares                                                         49,481      180,374
    Institutional Shares*                                                3,457        6,452
                                                                    -----------------------
        Total net increase in net assets from capital
            share transactions                                          52,938      186,826
                                                                    -----------------------
    Capital contribution from USAA Transfer Agency Company:
        Fund Shares                                                          -          142
        Institutional Shares*                                                -            4
                                                                    -----------------------
    Net increase in net assets                                         342,618       57,047
NET ASSETS
    Beginning of period                                              1,271,079    1,214,032
                                                                    -----------------------
    End of period                                                   $1,613,697   $1,271,079
                                                                    =======================
Overdistribution of net investment income:
    End of period                                                   $  (40,817)  $  (35,638)
                                                                    =======================

* Institutional shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA
Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification. As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund has two classes of shares: Precious Metals and Minerals Fund Shares
(Fund Shares) and Precious Metals and Minerals Fund Institutional Shares
(Institutional Shares). Each class of shares has equal rights to

================================================================================

28  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target
Funds) and not to the general public. The Target Funds are managed by USAA
Investment Management Company (the Manager), an affiliate of the Fund.

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

        normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities.
        However, the Manager, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees.
        In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as
        U.S. market movements) are significant.

    3.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5.  Repurchase agreements are valued at cost, which approximates market value.

    6.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair

================================================================================

30  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

        value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
    Internal Revenue Code applicable to regulated investment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the
    Fund, either through its regular custodian or through a special "tri-party"
    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F.  FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1.  Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2.  Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

32  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G.  EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the
    Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30,
    2009, custodian and other bank credits reduced expenses of the Fund Shares and Institutional Shares by less than $500. For the period ended November
    30, 2009, the Fund Shares and Institutional Shares did not incur any brokerage commission recapture credits.

H.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
    Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2009, the Fund paid CAPCO facility fees of $3,000, which represents 3.0% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2009.

================================================================================

34  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2010, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended May 31, 2006, through May 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2009, were
$179,386,000 and $163,224,000, respectively.

As of November 30, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30,
2009, were $722,319,000 and $13,716,000, respectively, resulting in net unrealized appreciation of $708,603,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global
Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned.
Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction.
Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30,
2009, the Fund received securities-lending income of $182,000, which is net of the 20% income retained by Wachovia. As of November 30, 2009, the Fund loaned securities having a fair market value of approximately $35,693,000, which excluded $7,582,000 of securities on loan that were sold prior to November 30,
2009. The Fund received cash collateral of $48,233,000 for the loans. Of this amount, $48,232,000 was invested in short-term investments, as noted in the
Fund's portfolio of investments, and $1,000 remained in cash.

================================================================================

36  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                   SIX-MONTH PERIOD ENDED       YEAR ENDED
                                         11/30/2009              5/31/2009
   ----------------------------------------------------------------------------
                                    SHARES      AMOUNT      SHARES     AMOUNT
                                   --------------------------------------------
   FUND SHARES:
   Shares sold                       8,005     $ 243,648    16,207    $ 391,513
   Shares issued from reinvested
     dividends                           -             -     5,348       90,649
   Shares redeemed                  (6,399)     (194,167)  (12,968)    (301,788)
                                   --------------------------------------------
   Net increase from capital
     share transactions              1,606     $  49,481     8,587    $ 180,374
                                   ============================================
   INSTITUTIONAL SHARES:
     (INITIATED ON AUGUST 1, 2008)
   Shares sold                         243     $   7,106       465    $   9,620
   Shares issued from reinvested
     dividends                           -             -        34          576
   Shares redeemed                    (117)       (3,649)     (159)      (3,744)
                                   --------------------------------------------
   Net increase from capital
     share transactions                126     $   3,457       340    $   6,452
                                   ============================================

(7) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    that of the Lipper Gold Funds Index over the performance period. The
    Lipper Gold Funds Index tracks the total return performance of the 10 largest funds in the Lipper Gold Oriented Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ----------------------------------------------------------------------------
    +/- 1.00% to 4.00%                +/- 0.04%
    +/- 4.01% to 7.00%                +/- 0.05%
    +/- 7.01% and greater             +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Gold Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $5,140,000, which included a performance adjustment for the Fund shares and Institutional
    Shares of $233,000 and $1,000, respectively. For the

================================================================================

38  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

    Fund Shares and Institutional Shares, the performance adjustments were 0.02%
    and less than 0.01%, respectively.

B.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended
    November 30, 2009, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of
    $972,000 and $3,000, respectively.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2009, the Fund reimbursed the Manager $29,000 for these compliance and legal services.
    These expenses are included in the professional fees on the Fund's statement of operations.

C.  EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to
    0.94% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. The
    Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended November 30, 2009, the Institutional Shares did not incur any reimbursable expenses.

D.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for
    Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30,
    2009, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,487,000 and $3,000, respectively.

E.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of November 30, 2009, the Fund recorded a receivable for capital shares sold of $33,000 for the Target Funds' purchases of
Institutional Shares. As of November 30, 2009, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       0.1%

USAA Target Retirement 2020 Fund                                         0.2

USAA Target Retirement 2030 Fund                                         0.3

USAA Target Retirement 2040 Fund                                         0.4

USAA Target Retirement 2050 Fund                                         0.2

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

40  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(9) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through January 19, 2010, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the
Fund's financial statements. Subsequent events that will affect future financial statements are as follows:

On December 4, 2009, the Fund Shares received a reimbursement from SAS in the amount of $188,000 related to corrections in fees paid for the administration and servicing of certain accounts. This amount will be reflected on the statement of operations as a reduction of expenses.

On December 11, 2009, the Fund received a litigation settlement in the amount of approximately $2,300,000. The amount will be included as a capital gain adjustment in the Fund's statement of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             NOVEMBER 30,                           YEAR ENDED MAY 31,
                             --------------------------------------------------------------------------------------
                                   2009            2009           2008           2007           2006           2005
                             --------------------------------------------------------------------------------------

Net asset value at
 beginning of period         $    29.49      $    35.52     $    28.86       $  26.77       $  13.60       $  14.52
                             --------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income
  (loss)(a)                        (.12)           (.07)          (.08)           .07            .07            .01
 Net realized and
  unrealized gain (loss)(a)        6.62           (3.37)          9.59           4.56          13.26           (.78)
                             --------------------------------------------------------------------------------------
Total from investment
 operations(a)                     6.50           (3.44)          9.51           4.63          13.33           (.77)
                             --------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                -            (.01)          (.59)          (.76)             -              -
 Realized capital gains               -           (2.58)         (2.26)         (1.78)          (.16)          (.15)
                             --------------------------------------------------------------------------------------
Total distributions                   -           (2.59)         (2.85)         (2.54)          (.16)          (.15)
                             --------------------------------------------------------------------------------------
Net asset value at end
 of period                   $    35.99      $    29.49     $    35.52       $  28.86       $  26.77       $  13.60
                             ======================================================================================
Total return (%)*                 22.04           (4.26)         34.24          17.70(b)       98.39          (5.39)
Net assets at end
 of period (000)             $1,596,884      $1,261,040     $1,214,032       $816,468       $580,539       $275,768
Ratios to average
 net assets:**
 Expenses (%)(c)                   1.22(d)         1.31           1.19           1.21(b)        1.21           1.26
 Net investment income
  (loss) (%)                       (.79)(d)        (.31)          (.24)           .27            .33            .06
Portfolio turnover (%)               13              28             28             12             29             27

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2009, average net assets were $1,293,504,000.
(a) Calculated using average shares. For the six-month period ended November 30, 2009, average shares were 43,468,000.
(b) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund
    Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)       (.01%)         (.01%)         (.00%)(+)      (.01%)         (.03%)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

42  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                  PERIOD ENDED       PERIOD ENDED
                                                  NOVEMBER 30,          MAY 31,
                                                       2009            2009***
                                                  -------------------------------

Net asset value at beginning of period              $ 29.54             $ 31.64
                                                    ---------------------------
Income (loss) from investment operations:
 Net investment loss(a)                                (.07)               (.05)
 Net realized and unrealized gain(a)                   6.64                 .54(d)
                                                    ---------------------------
Total from investment operations(a)                    6.57                 .49
                                                    ---------------------------
Less distributions from:
 Net investment income                                    -                (.01)
 Realized capital gains                                   -               (2.58)
                                                    ---------------------------
Total distributions                                       -               (2.59)
                                                    ---------------------------
Net asset value at end of period                    $ 36.11             $ 29.54
                                                    ===========================
Total return (%)*                                     22.24                7.66
Net assets at end of period (000)                   $16,813             $10,039
Ratios to average net assets:**
 Expenses (%)(b),(c)                                    .92                 .90
 Net investment loss (%)(c)                            (.48)               (.28)
Portfolio turnover (%)                                   13                  28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the six-month period ended November 30, 2009, average net assets were
    $11,953,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares. For the six-month period ended November 30,
    2009, average shares were 402,000.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the Institutional Shares is due to the timing of sales and repurchases of the Institutional Shares in relation to fluctuating market values for the portfolio.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

EXPENSE EXAMPLE

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2009, through
November 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of
5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may

================================================================================

44  | USAA PRECIOUS METALS AND MINERALS FUND

================================================================================

not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                    BEGINNING              ENDING             DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE           JUNE 1, 2009 -
                                   JUNE 1, 2009       NOVEMBER 30, 2009       NOVEMBER 30, 2009
                                  -------------------------------------------------------------

FUND SHARES
Actual                              $1,000.00             $1,220.40                 $6.79

Hypothetical
 (5% return before expenses)         1,000.00              1,018.95                  6.17

INSTITUTIONAL SHARES
Actual                               1,000.00              1,222.40                  5.13

Hypothetical
 (5% return before expenses)         1,000.00              1,020.46                  4.66

* Expenses are equal to the annualized expense ratio of 1.22% for Fund Shares and 0.92% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period).
  The Fund's actual ending account values are based on its actual total returns of 22.04% for Fund Shares and 22.24% for Institutional Shares for the six-
  month period of June 1, 2009, through November 30, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at usaa.com; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                               --------------
       San Antonio, TX 78288                                     PRSRT STD
                                                               U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------

>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
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   23408-0110                                (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2009

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    01/26/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/27/2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/27/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.